Revision of comparative figures - Consolidated statement of profit or loss and OCI (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Correction of Errors
Gross profit	€ 113,585	€ 97,935	€ 202,219	€ 177,423
Net sales	222,985	196,630	424,685	384,096
Operating income	(2,543)	(4,777)	(32,580)	(18,249)
Net loss	(4,689)	(5,813)	(28,211)	(17,987)
Comprehensive loss	€ (7,679)	€ (4,717)	€ (30,484)	€ (18,160)
Effective tax rate	(4.30%)	2.70%	21.10%	12.10%
Restated adjustments
Correction of Errors
Gross profit		€ (399)		€ (711)
Net sales		(399)		(711)
Operating income		(399)		(711)
Net loss		(399)		(711)
Comprehensive loss		€ (399)		€ (711)